SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Pre-Funded Warrants To Purchase Common Stock [Member]
Anti- Securities Dilutive	15,856,032	10,033,274	10,033,274	5,260,005
Warrants To Purchase Common Stock[Member]
Anti- Securities Dilutive	31,524,794	20,928,767	20,928,767	16,599,079
Options To Purchase Common Stock[Member]
Anti- Securities Dilutive	1,558,220	1,330,336	1,299,567	451,148
Covertible Preferred Shares Outstanding [Member]
Anti- Securities Dilutive	210	210	210	210